Note Allowance for loan losses (Troubled debt restructurings loan count by type of modification) (Detail) - loans	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,059	1,346
Extension of Maturity Date	259	125
Combination Interest Rate Reduction Maturity Date Extension	383	376
Other Modifications	492	668
Commercial multi-family
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0
Extension of Maturity Date	2
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	3	4
Extension of Maturity Date	17	2
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4	4
Extension of Maturity Date	64	17
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	6	3
Extension of Maturity Date	87	40
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1
Extension of Maturity Date	0
Combination Interest Rate Reduction Maturity Date Extension	0
Other Modifications	0
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	85	55
Extension of Maturity Date	49	39
Combination Interest Rate Reduction Maturity Date Extension	359	348
Other Modifications	57	125
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	4	9
Other Modifications	0	0
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	579	491
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	4	5
Other Modifications	432	537
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	27	14
Combination Interest Rate Reduction Maturity Date Extension	11	8
Other Modifications	1	1
Personal Loan
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,356	757
Extension of Maturity Date	6	6
Combination Interest Rate Reduction Maturity Date Extension	0	2
Other Modifications	2	3
Auto Loan
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	7	5
Combination Interest Rate Reduction Maturity Date Extension	3	4
Other Modifications	0	1
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	25	32
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	2	0
Other Modifications	0	1